PGIM S&P 500 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $282,716)(wb)	282,716	$282,716
Options Purchased*~ 103.1%
(cost $34,529,937)		34,431,458

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $34,812,653)		34,714,174
Options Written*~ (3.9)%
(premiums received $1,544,505)		(1,312,520)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $33,268,148)		33,401,654
Liabilities in excess of other assets (0.0)%		(12,616)

Net Assets 100.0%		$33,389,038

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$7.47		446		45	$32,719,184
State Street SPDR S&P 500 ETF Trust	Put	06/30/27	$746.77		446		45	1,712,274
Total Options Purchased (cost $34,529,937)								$34,431,458
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$867.52		446		45	$(459,237)
State Street SPDR S&P 500 ETF Trust	Put	06/30/27	$657.16		446		45	(853,283)
Total Options Written (premiums received $1,544,505)								$(1,312,520)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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